Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	R$ 1,088,955	R$ 2,248,004
Financial Investments	2,633,173	895,713
Trade receivables	2,047,931	2,078,182
Inventories	5,282,750	5,039,560
Other current assets	1,672,996	1,753,024
Total current assets	12,725,805	12,014,483
NON-CURRENT ASSETS
Financial Investments	95,719	7,772
Deferred income taxes	2,473,304	89,394
Other non-current assets	5,057,554	4,285,223
Total	7,626,577	4,382,389
Investments in associates and joint controlled entities	3,584,169	5,630,613
Property, plant and equipment	19,700,944	18,046,864
Intangible assets	7,231,781	7,253,175
Total non-current assets	38,143,471	35,313,041
TOTAL ASSETS	50,869,276	47,327,524
CURRENT LIABILITIES
Payroll and related taxes	317,510	248,185
Trade payables	3,012,654	3,408,056
Taxes payable	541,027	251,746
Borrowings and financing	5,125,843	5,653,439
Other payables	2,526,444	1,770,623
Provisions for tax, social security, labor and civil risks	96,479	106,503
Total current liabilities	11,619,957	11,438,552
NON-CURRENT LIABILITIES
Borrowings and financing	22,841,193	23,173,635
Other payables	2,493,702	227,328
Deferred income taxes	589,539	601,731
Provisions for tax, social security, labor and civil risks	526,768	685,953
Pension and healthcare plan	912,184	905,119
Provision for environmental liabilities and decommissioning of assets	524,001	281,766
Total non-current liabilities	27,887,387	25,875,532
Shareholders' Equity
Issued capital	4,540,000	4,540,000
Capital reserves	32,720	32,720
Legal reserves	278,576	189,122
Earnings reserves	4,210,888	2,933,969
Treasury Shares	(58,264)	(58,264)
Other comprehensive income	1,170,624	1,065,188
Total equity attributable to owners of the Company	10,174,544	8,702,735
Non-controlling interests	1,187,388	1,310,705
Total equity	11,361,932	10,013,440
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 50,869,276	R$ 47,327,524